Taxation - Additional Information (Detail) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of exceptional tax expense income [line items]
Tax charge	£ 560	£ 77
Exceptional items [member]
Disclosure of exceptional tax expense income [line items]
Tax charge	30	(360)
UK [Member]
Disclosure of exceptional tax expense income [line items]
Tax charge	134	64
Rest of world [member]
Disclosure of exceptional tax expense income [line items]
Tax charge	£ 426	£ 13